SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about reconciliation of operating leases (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2020
Significant Accounting Policies [Line Items]
Present value of lease liabilities		$ (1,088)
IFRS 16 transition [Member]
Significant Accounting Policies [Line Items]
Operating lease obligations as at August 31, 2019	$ 3,049
Minimum future payments not related to lease payments	(411)
Lease payments for renewal options reasonably expected to be exercised but not contractually obligated	655
Relief option for short-term leases	(538)
Relief option for leases of low-value assets	(76)
Gross lease liabilities at September 1, 2019	2,679
Discounting	(459)
Present value of lease liabilities	$ 2,220